ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I - Condensed Financial Information of Parent Company Statement of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	¥ (3,103,465)	$ (487,000)	¥ (1,392,930)	¥ 226,630
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustments	(73,936)	(11,602)	(74,562)	9,219
Unrealized gains on available-for-sale investments (net of tax effect of nil, RMB9,867 and RMB8,598 for the years ended December 31, 2019, 2020 and 2021, respectively)	48,191	7,562	67,231	18,839
Transfer to statements of operations of realized gains on available-for-sale investments (net of tax effect of nil, RMB9,654 and RMB8,302 for the years ended December 31, 2019, 2020 and 2021, respectively)	(57,461)	(9,017)	(70,403)	(11,395)
Total comprehensive income (loss) attributable to Gaotu Techedu Inc.	(3,186,671)	(500,057)	(1,470,664)	243,293
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Net income (loss)	(3,103,465)	(487,000)	(1,392,930)	226,630
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustments	(73,936)	(11,602)	(74,562)	9,219
Unrealized gains on available-for-sale investments (net of tax effect of nil, RMB9,867 and RMB8,598 for the years ended December 31, 2019, 2020 and 2021, respectively)	48,191	7,562	67,231	18,839
Transfer to statements of operations of realized gains on available-for-sale investments (net of tax effect of nil, RMB9,654 and RMB8,302 for the years ended December 31, 2019, 2020 and 2021, respectively)	(57,461)	(9,017)	(70,403)	(11,395)
Total comprehensive income (loss) attributable to Gaotu Techedu Inc.	¥ (3,186,671)	$ (500,057)	¥ (1,470,664)	¥ 243,293